AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (unaudited)
July 31, 2022
	Shares	Value
Common Stocks - 98.4%
Communication Services - 6.9%
Liberty Broadband Corp., Class C*	51,945	$5,658,369
Liberty Media Corp.-Liberty SiriusXM, Class C*	262,626	10,457,767
Madison Square Garden Sports Corp.*	19,494	2,997,787
News Corp., Class A	193,915	3,323,703

Total Communication Services		22,437,626
Consumer Discretionary - 23.1%
Advance Auto Parts, Inc.	54,704	10,591,788
Bath & Body Works, Inc.	167,188	5,941,861
Dollar Tree, Inc.*	27,702	4,580,803
DR Horton, Inc.	69,152	5,395,931
Expedia Group, Inc.*	51,495	5,461,045
Lithia Motors, Inc., Class A	27,702	7,348,786
LKQ Corp.	244,387	13,402,183
NVR, Inc.*	2,717	11,936,053
Petco Health & Wellness Co., Inc.*	275,111	3,829,545
Ross Stores, Inc.	76,430	6,210,702

Total Consumer Discretionary		74,698,697
Consumer Staples - 5.2%
Albertsons Cos., Inc., Class A	234,299	6,290,928
BJ's Wholesale Club Holdings, Inc.*	156,937	10,624,635

Total Consumer Staples		16,915,563
Energy - 9.1%
Chesapeake Energy Corp.[1]	59,508	5,603,868
Devon Energy Corp.	79,002	4,965,276
Marathon Petroleum Corp.	34,884	3,197,467
Texas Pacific Land Corp.	6,193	11,357,033
Weatherford International PLC*	189,088	4,373,606

Total Energy		29,497,250
Financials - 22.7%
American Equity Investment Life Holding Co.	149,857	5,628,629
Apollo Global Management, Inc.	117,660	6,718,386
Ares Management Corp., Class A	171,341	12,276,583
Cannae Holdings, Inc.*	231,202	4,880,674
Fairfax Financial Holdings, Ltd. (Canada)	15,449	8,309,553
KKR & Co., Inc.	237,384	13,165,317
SEI Investments Co.	207,461	11,485,041
	Shares	Value

Willis Towers Watson PLC (United Kingdom)	53,672	$11,106,884

Total Financials		73,571,067
Health Care - 1.1%
Centene Corp.*	35,910	3,338,553
Industrials - 19.0%
Air Transport Services Group, Inc.*	219,848	6,890,036
API Group Corp.*	360,221	6,379,514
Armstrong World Industries, Inc.	113,537	10,144,531
CACI International, Inc., Class A*	31,794	9,611,008
Carlisle Cos., Inc.	26,777	7,928,670
Ferguson PLC (United Kingdom)	68,278	8,608,490
Huntington Ingalls Industries, Inc.	14,364	3,114,690
UniFirst Corp.	44,382	8,693,990

Total Industrials		61,370,929
Information Technology - 6.4%
NCR Corp.*	93,755	3,042,350
SS&C Technologies Holdings, Inc.	159,988	9,466,490
TD SYNNEX Corp.	81,363	8,170,472

Total Information Technology		20,679,312
Materials - 3.5%
Axalta Coating Systems, Ltd.*	274,552	6,924,202
Royal Gold, Inc.	42,186	4,419,827

Total Materials		11,344,029
Real Estate - 1.4%
The St Joe Co.	109,408	4,597,324

Total Common Stocks (Cost $320,422,324)		318,450,350
Short-Term Investments - 0.5%
Other Investment Companies - 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 1.83%[2]	1,121,867	1,121,867
JPMorgan U.S. Government Money Market Fund, IM Shares, 1.80%[2]	577,975	577,975

Total Short-Term Investments (Cost $1,699,842)		1,699,842
Total Investments - 98.9% (Cost $322,122,166)		320,150,192
Other Assets, less Liabilities - 1.1%		3,618,886
Net Assets - 100.0%		$323,769,078

*	Non-income producing security.
[1]	Some of this security, amounting to $2,828,961 or 0.9% of net assets, was out on loan to various borrowers and is collateralized by various U.S. Treasury Obligations. See below for more information.
[2]	Yield shown represents the July 31, 2022, seven day average yield, which refers to the sum of the previous seven days' dividends paid, expressed as an annual percentage.

AMG River Road Mid Cap Value Fund
Schedule of Portfolio Investments (continued)
The following table summarizes the inputs used to value the Fund's investments by the fair value hierarchy levels as of July 31, 2022:
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$318,450,350	—	—	$318,450,350
Short-Term Investments
Other Investment Companies	1,699,842	—	—	1,699,842
Total Investments in Securities	$320,150,192	—	—	$320,150,192

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund's Schedule of Portfolio Investments.
For the period ended July 31, 2022, there were no transfers in or out of Level 3.
The Fund participates in the securities lending program offered by The Bank of New York Mellon providing for the lending of securities to qualified brokers. The value of securities loaned on positions held, cash collateral and securities collateral received at July 31, 2022, were as follows:
Securities Loaned	Cash Collateral Received	Securities Collateral Received	Total Collateral Received
$2,828,961	—	$2,847,051	$2,847,051
The following table summarizes the securities received as collateral for securities lending at July 31, 2022:
Collateral Type	Coupon Range	Maturity Date Range
U.S. Treasury Obligations	0.000%-7.500%	08/25/22-08/15/51
For additional information about significant accounting policies, including valuation of investments, refer to the Fund’s most recent semi or annual report.